Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per Share
Schedule of income and share data used in the basic and diluted EPS calculations

	2022	2021	2020
Comprehensive loss attributed to equity shareholders	(253,003)	(410,830)	(188,435)
(in € thousand)
Weighted average number of shares outstanding
Basic and diluted	316,474,576	214,858,203	193,722,062
Basic and diluted EPS (in €)	(0.80)	(1.91)	(0.97)